                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08916

Morgan Stanley Information Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                                         (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2004

Date of reporting period: September 30, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Information Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly you can lose money investing in this Fund.

FUND REPORT

For the six-months ended September 30, 2003

TOTAL RETURN FOR THE SIX-MONTHS ENDED SEPTEMBER 30, 2003

                                                                      LIPPER
                                                      S&P        SCIENCE AND
                                                      500         TECHNOLOGY
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)     FUNDS INDEX(2)
  34.73%      34.28%      34.28%      34.96%      18.44%             35.16%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

The six-month period ended September 30, 2003, was one of sharp contrasts. As the period began, the equity markets were reeling from investors' general lack of risk appetite. Their indifference to stocks was driven by a combination of concerns over the pending war in Iraq, the uncertain path of the economy and lackluster spending by corporations.

Investor sentiment subsequently improved, based on expectations of a swift U.S. victory in Iraq, encouraging economic data and corporate earnings reports that exceeded expectations. These factors triggered a strong market rally. The defensive sectors and securities that had led during the bear market fell behind more-cyclical sectors as investors' expectations for the economy improved. The rally in the equity markets continued into the third quarter, though September saw the broad market decline amid concerns about third-quarter earnings and the viability of the economic recovery.
After a two-and-a-half-year downward spiral, fundamentals in the technology sector bottomed out in the second quarter of 2003. From that time through the end of September, the sector experienced a gradual recovery in revenues and business fundamentals. This recovery was fueled largely by a resurgence in demand for personal computers (PCs) and handsets. PC sales benefited from an uptick in corporate and consumer upgrades, which had been slow for the previous few years.

PERFORMANCE ANALYSIS

The Fund's emphasis on the technology sector, which led the market during the reporting period, resulted in considerable outperformance relative to the S&P 500 Index. Positive contributors for the Fund included its investments in the areas of semiconductor capital equipment, semiconductors and contract manufacturers. The upsurge in technology led to a sharp increase in revenues for these companies, as PCs and handsets are responsible for 65 to 70 percent of semiconductor demand. The Fund's management team increased its allocation to these industries during the period based on our belief that they stand to gain from any uptick in corporate spending on information technology (IT).

Computer services benefited from the continuing trend towards outsourcing and accelerated spending by the federal government on IT. By updating its antiquated IT architecture, the federal government is attempting to bring corporate efficiencies and cost savings to the public sector. Outsourcing has also become an increasing trend in the corporate world, as companies look to control costs by outsourcing non-core functions.

Although software companies performed strongly, they lagged the broader technology sector in the rally. We have seen signs of an uptick in this industry as corporations have showed a renewed willingness to reinvest in their IT infrastructure. Much of the performance in this sector has been garnered by companies focused on strategic areas such as data security. Data security is increasingly important as corporations and individual users rely more and more on the Internet and networked environments.

   TOP 10 HOLDINGS
   Microsoft                                            4.8%
   Anteon International                                 4.1
   Intel                                                3.8
   Cisco Systems                                        3.7
   Symantec                                             2.5
   QUALCOMM                                             2.4
   KLA TENCOR                                           1.9
   Emulex                                               1.8
   Celestica                                            1.8
   Marvell Technology Group                             1.8

   LARGEST INDUSTRIES
   Semiconductors                                      22.5%
   Packaged Software                                   15.0
   Information Technology Services                      9.7
   Computer Communications                              8.0
   Electronic Components                                6.9

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisor services.

INVESTMENT STRATEGY

1. THE FUND INVESTS PRIMARILY IN SECURITIES OF COMPANIES LOCATED THROUGHOUT THE WORLD THAT ARE ENGAGED IN THE COMMUNICATIONS AND INFORMATION INDUSTRY.

2. A COMPANY IS CONSIDERED TO BE IN THE COMMUNICATIONS AND INFORMATION INDUSTRY IF IT DERIVES AT LEAST 35 PERCENT OF ITS REVENUES OR EARNINGS FROM, OR DEVOTES AT LEAST 35 PERCENT OF ITS ASSETS TO

   - DESIGNING, DEVELOPING, MANUFACTURING, PROVIDING OR ENABLING TELEPHONE OR COMMUNICATIONS-RELATED PRODUCTS AND SERVICES

   - THE CREATION, PACKAGING, DISTRIBUTION AND OWNERSHIP OF ENTERTAINMENT AND INFORMATION PROGRAMMING.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED SEPTEMBER 30, 2003

                             CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                              Since 07/28/97           Since 11/28/95           Since 07/28/97            Since 07/28/97
   SYMBOL                             IFOAX                     IFOBX                    IFOCX                    IFODX
   1 YEAR                             51.26%(3)                 50.09%(3)                50.09%(3)                51.49%(3)
                                      43.32(4)                  45.09(4)                 49.09(4)                    --
   5 YEARS                             1.03(3)                   0.31(3)                  0.32(3)                  1.26(3)
                                      (0.05)(4)                  0.04(4)                  0.32(4)                    --
   SINCE INCEPTION                     3.35(3)                   3.80(3)                  2.61(3)                  3.57(3)
                                       2.45(4)                   3.80(4)                  2.61(4)                    --

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

--------------------------------------------------------------------------------
Notes on Performance

(1) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Science & Technology Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Science & Technology Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

Morgan Stanley Information Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks and Warrants (99.8%)
              Advertising/Marketing
              Services (1.5%)
  600,000     Gemstar-TV Guide
               International, Inc.*....  $  2,838,000
  150,000     Getty Images, Inc.*......     5,274,000
                                         ------------
                                            8,112,000
                                         ------------
              Biotechnology (0.6%)
   75,000     Celgene Corp.*...........     3,249,750
                                         ------------
              Broadcasting (0.1%)
   19,300     Citadel Broadcasting
               Corp.*..................       381,368
                                         ------------
              Cable/Satellite TV (1.1%)
  600,000     Charter Communications,
               Inc. (Class A)*.........     2,472,000
  100,000     Cox Communications, Inc.
               (Class A)*..............     3,162,000
                                         ------------
                                            5,634,000
                                         ------------
              Computer Communications
              (8.0%)
  500,000     3Com Corp.*..............     2,950,000
  450,000     Avaya Inc.*..............     4,905,000
1,000,000     Cisco Systems, Inc.*.....    19,540,000
  375,000     Emulex Corp.*............     9,551,250
   50,000     Juniper Networks,
               Inc.*...................       746,000
  200,000     NetScreen Technologies,
               Inc.*...................     4,446,000
                                         ------------
                                           42,138,250
                                         ------------
              Computer Peripherals
              (5.7%)
  300,000     ATI Technologies Inc.
               (Canada)*...............     4,455,000
  200,000     EMC Corp.*...............     2,526,000
  750,000     Maxtor Corp.*............     9,127,500
  300,000     Network Appliance,
               Inc.*...................     6,159,000
  150,000     Seagate Technology (ADR)
               (Cayman Islands)........     4,080,000
   75,000     Zebra Technologies Corp.
               (Class A)*..............     3,867,750
                                         ------------
                                           30,215,250
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Computer Processing
              Hardware (1.5%)
  150,000     Dell Inc.*...............  $  5,008,500
  165,000     Hewlett-Packard Co. .....     3,194,400
                                         ------------
                                            8,202,900
                                         ------------
              Data Processing Services
              (1.7%)
  100,000     Computer Sciences
               Corp.*..................     3,757,000
  200,000     SunGard Data Systems
               Inc.*...................     5,262,000
                                         ------------
                                            9,019,000
                                         ------------
              Electrical Products
              (0.3%)
  100,000     American Power Conversion
               Corp. ..................     1,714,000
                                         ------------
              Electronic Components
              (6.9%)
  600,000     Celestica, Inc.*.........     9,516,000
  600,000     Flextronics
               International, Ltd.
               (Singapore)*............     8,508,000
  347,900     MEMC Electronic
               Materials, Inc.*........     3,795,589
  120,000     QLogic Corp.*............     5,641,200
  125,000     Samsung SDI Co., Ltd.
               (GDR) (South Korea).....     2,637,500
1,050,000     Solectron Corp.*.........     6,142,500
                                         ------------
                                           36,240,789
                                         ------------
              Electronic Distributors
              (0.6%)
  100,000     Tech Data Corp.*.........     3,085,000
                                         ------------
              Electronic Equipment/
              Instruments (2.8%)
   75,200     Agilent Technologies,
               Inc.*...................     1,662,672
  276,000     AU Optronics Corp. (ADR)
               (Taiwan)................     3,521,760
  400,000     Symbol Technologies,
               Inc. ...................     4,780,000
  900,000     Toshiba Corp. ...........     3,793,382
   50,000     Unova, Inc.*.............       732,500
                                         ------------
                                           14,490,314
                                         ------------

                                                                               5
                       See Notes to Financial Statements

Morgan Stanley Information Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Electronic Production
              Equipment (5.2%)
  425,000     Amkor Technology,
               Inc.*...................  $  6,039,250
  250,000     Applied Materials,
               Inc.*...................     4,535,000
  195,000     ASML Holding NV
               (Netherlands)*..........     2,560,350
   85,000     August Technology
               Corp.*..................     1,210,400
  100,000     Brooks Automation
               Inc.*...................     2,090,000
  190,000     KLA-Tencor Corp.*........     9,766,000
   56,700     MKS Instruments, Inc.*...     1,228,122
                                         ------------
                                           27,429,122
                                         ------------
              Information Technology
              Services (9.7%)
  275,000     Accenture Ltd. (Class A)
               (Bermuda)*..............     6,143,500
  200,000     Amdocs Ltd.*.............     3,760,000
  700,000     Anteon International
               Corp.*..................    21,420,000
  300,000     Documentum, Inc.*........     6,393,000
   70,000     Infosys Technologies Ltd.
               (ADR) (India)...........     4,765,040
   20,000     International Business
               Machines Corp. .........     1,766,600
   75,000     PeopleSoft, Inc.*........     1,364,250
  400,000     Unisys Corp.*............     5,412,000
                                         ------------
                                           51,024,390
                                         ------------
              Internet Retail (2.5%)
  100,000     Amazon.com, Inc.*........     4,836,000
  250,000     InterActiveCorp.*........     8,262,500
                                         ------------
                                           13,098,500
                                         ------------
              Internet Software/
              Services (5.3%)
  400,000     BEA Systems, Inc.*.......     4,820,000
  300,000     Check Point Software
               Technologies Ltd.
               (Israel)*...............     5,040,000
       52     MicroStrategy Inc. (Class
               A)*.....................         2,392
      327     MicroStrategy Inc.
               (Warrants)*.............            92
  110,000     Netease.com Inc. (ADR)
               (China)*................     6,140,200
  118,000     Packeteer, Inc.*.........     1,421,900

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
  185,000     SINA Corp. (China)*......  $  6,613,750
  300,000     VeriSign, Inc.*..........     4,041,000
                                         ------------
                                           28,079,334
                                         ------------
              Major Telecommunications
              (1.0%)
  150,000     China Telecom Corp., Ltd.
               (ADR) (China)...........     3,826,500
  180,000     City Telcom Ltd. (ADR)
               (China).................     1,258,200
                                         ------------
                                            5,084,700
                                         ------------
              Other Consumer Services
              (0.7%)
  130,000     Priceline.com Inc.*......     3,768,700
                                         ------------
              Packaged Software (15.0%)
  150,000     Cognos, Inc. (ADR)
               (Canada)*...............     4,653,000
  125,000     Mercury Interactive
               Corp.*..................     5,676,250
  350,000     Micromuse Inc.*..........     2,863,000
  900,000     Microsoft Corp. .........    25,011,000
  350,000     NetIQ Corp.*.............     4,179,000
  100,000     Novell, Inc.*............       533,000
  600,000     Oracle Corp.*............     6,732,000
  290,000     Red Hat, Inc.*...........     2,929,000
  225,000     SAP AG (ADR) (Germany)...     6,842,250
  210,000     Symantec Corp.*..........    13,234,200
  200,000     Veritas Software
               Corp.*..................     6,280,000
                                         ------------
                                           78,932,700
                                         ------------
              Recreational Products
              (0.3%)
  400,000     Atari, Inc. .............     1,636,000
                                         ------------
              Semiconductors (22.5%)
  750,000     Agere Systems Inc. (Class
               A)*.....................     2,302,500
  150,000     Altera Corp.*............     2,835,000
  225,000     Applied Micro Circuits
               Corp.*..................     1,095,750
  225,000     Broadcom Corp. (Class
               A)*.....................     5,989,500
  300,000     Cypress Semiconductor
               Corp.*..................     5,304,000
  300,000     GlobespanVirata, Inc.*...     2,166,000
  732,000     Intel Corp. .............    20,137,320

6
                       See Notes to Financial Statements

Morgan Stanley Information Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
  225,000     Linear Technology
               Corp. ..................  $  8,057,250
  250,000     Marvell Technology Group
               Ltd. (Bermuda)*.........     9,437,500
  225,000     Maxim Integrated
               Products, Inc. .........     8,887,500
  700,000     Micrel, Inc.*............     8,533,000
  300,000     Microchip Technology
               Inc. ...................     7,182,000
  505,000     Micron Technology,
               Inc.*...................     6,777,100
  250,000     National Semiconductor
               Corp.*..................     8,072,500
  150,000     PMC - Sierra, Inc.*......     1,978,650
  250,000     RF Micro Devices,
               Inc.*...................     2,322,500
   50,000     Silicon Laboratories
               Inc.*...................     2,247,500
  316,000     Taiwan Semiconductor
               Manufacturing Co. Ltd.
               (ADR) (Taiwan)*.........     3,422,280
  700,000     Vitesse Semiconductor
               Corp.*..................     4,480,000
  250,000     Xilinx, Inc.*............     7,127,500
                                         ------------
                                          118,355,350
                                         ------------
              Telecommunication
              Equipment (4.9%)
  500,000     Corning Inc.*............     4,710,000
2,173,913     Corvis Corp.*............     2,467,826
  434,783     Corvis Corp.
               (Warrants)*.............             0
  250,000     Nokia Corp. (ADR)
               (Finland)...............     3,900,000
  500,000     Nortel Networks Corp.
               (Canada)*...............     2,050,000
  300,000     QUALCOMM Inc. ...........    12,492,000
                                         ------------
                                           25,619,826
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Wireless
              Telecommunications (1.9%)
  500,000     AT&T Wireless Services
               Inc.*...................  $  4,090,000
  100,000     NII Holdings, Inc. (Class
               B)*.....................     5,969,000
                                         ------------
                                           10,059,000
                                         ------------

Total Investments
(Cost $421,004,893) (a).....    99.8%     525,570,243
Other Assets in Excess of
Liabilities.................     0.2          848,141
                               -----     ------------
Net Assets..................   100.0%    $526,418,384
                               =====     ============

---------------

    ADR  American Depository Receipt.
    GDR  Global Depository Receipt.
     *   Non-income producing security.
    (a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $112,486,230 and the aggregate gross unrealized depreciation is $7,920,880, resulting in net unrealized appreciation of $104,565,350.

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $421,004,893).......................................     $525,570,243
Receivable for:
    Investments sold........................................        8,338,551
    Shares of beneficial interest sold......................          469,139
    Dividends...............................................           13,200
Prepaid expenses and other assets...........................           83,920
                                                              ---------------
    Total Assets............................................      534,475,053
                                                              ---------------
Liabilities:
Payable for:
    Investments purchased...................................        6,575,846
    Distribution fee........................................          463,381
    Shares of beneficial interest redeemed..................          365,592
    Investment management fee...............................          364,406
Payable to bank.............................................          148,135
Accrued expenses and other payables.........................          139,309
Contingencies (Note 8)......................................        --
                                                              ---------------
    Total Liabilities.......................................        8,056,669
                                                              ---------------
    Net Assets..............................................     $526,418,384
                                                              ===============
Composition of Net Assets:
Paid-in-capital.............................................   $2,661,983,726
Net unrealized appreciation.................................      104,565,350
Accumulated net investment loss.............................       (3,421,571)
Accumulated net realized loss...............................   (2,236,709,121)
                                                              ---------------
    Net Assets..............................................     $526,418,384
                                                              ===============
Class A Shares:
Net Assets..................................................      $29,183,223
Shares Outstanding (unlimited authorized, $.01 par value)...        3,240,866
    Net Asset Value Per Share...............................            $9.00
                                                              ===============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......            $9.50
                                                              ===============
Class B Shares:
Net Assets..................................................     $462,367,048
Shares Outstanding (unlimited authorized, $.01 par value)...       54,129,891
    Net Asset Value Per Share...............................            $8.54
                                                              ===============
Class C Shares:
Net Assets..................................................      $30,268,667
Shares Outstanding (unlimited authorized, $.01 par value)...        3,544,490
    Net Asset Value Per Share...............................            $8.54
                                                              ===============
Class D Shares:
Net Assets..................................................       $4,599,446
Shares Outstanding (unlimited authorized, $.01 par value)...          502,608
    Net Asset Value Per Share...............................            $9.15
                                                              ===============

8
                       See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended September 30, 2003 (unaudited)

Net Investment Loss:

Income
Interest....................................................  $    872,950
Dividends (net of $17,021 foreign withholding tax)..........       296,856
                                                              ------------
    Total Income............................................     1,169,806
                                                              ------------
Expenses
Distribution fee (Class A shares)...........................        31,951
Distribution fee (Class B shares)...........................     2,177,136
Distribution fee (Class C shares)...........................       137,963
Investment management fee...................................     1,849,929
Transfer agent fees and expenses............................     1,480,848
Shareholder reports and notices.............................        80,498
Professional fees...........................................        34,284
Registration fees...........................................        28,643
Custodian fees..............................................        18,221
Trustees' fees and expenses.................................         6,934
Other.......................................................         8,596
                                                              ------------
    Total Expenses..........................................     5,855,003
                                                              ------------
    Net Investment Loss.....................................    (4,685,197)
                                                              ------------
Net Realized and Unrealized Gain:
Net Realized Gain on:
  Investments...............................................     2,907,850
  Futures contracts.........................................     1,283,628
                                                              ------------
    Net Realized Gain.......................................     4,191,478
                                                              ------------
Net change in unrealized appreciation.......................   141,067,121
                                                              ------------
    Net Gain................................................   145,258,599
                                                              ------------
Net Increase................................................  $140,573,402
                                                              ============

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX        FOR THE YEAR
                                                                 MONTHS ENDED          ENDED
                                                              SEPTEMBER 30, 2003   MARCH 31, 2003
                                                              ------------------   --------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment loss.........................................     $ (4,685,197)     $   (8,032,349)
Net realized gain (loss)....................................        4,191,478        (428,851,595)
Net change in unrealized appreciation.......................      141,067,121          41,371,944
                                                                 ------------      --------------
    Net Increase (Decrease).................................      140,573,402        (395,512,000)

Net decrease from transactions in shares of beneficial
  interest..................................................      (36,546,404)       (209,250,137)
                                                                 ------------      --------------
    Net Increase (Decrease).................................      104,026,998        (604,762,137)

Net Assets:
Beginning of period.........................................      422,391,386       1,027,153,523
                                                                 ------------      --------------
End of Period
(Including an accumulated net investment loss of $3,421,571
and accumulated undistributed net investment income of
$1,263,626, respectively)...................................     $526,418,384      $  422,391,386
                                                                 ============      ==============

10
                       See Notes to Financial Statements

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Information Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks and securities convertible into common stocks of domestic and foreign companies which are involved in the communications and information industry. The Fund was organized as a Massachusetts business trust on December 8, 1994 and commenced operations on November 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the last reported bid price; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED) continued

term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED) continued

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million; 0.725% to the portion of daily net assets exceeding $500 million but not exceeding $3 billion; and 0.70% to the portion of daily net assets in excess of $3 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED) continued

any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $48,894,783 at September 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended September 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended September 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $397,916 and $1,428, respectively and received $12,837 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2003 aggregated $300,263,333 and $322,438,086, respectively. Included in the aforementioned transactions are sales of $3,496,800, with other Morgan Stanley funds, including a realized loss of $93,324.

For the six months ended September 30, 2003, the Fund incurred brokerage commissions of $148,568 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At September 30, 2003, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc. of $3,801,690.

At September 30, 2003, Morgan Stanley Fund of Funds -- Domestic Portfolio, an affiliate of the Investment Manager and Distributor, held 122,262 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $45,400.

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED) continued

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2003, the Fund had a net capital loss carryforward of $2,121,867,815 of which $253,526,632 will expire on March 31, 2009,
$1,275,591,838 will expire on March 31, 2010 and $592,749,345 will expire on
March 31, 2011 to offset future capital gains to the extent provided by regulations.

As of March 31, 2003, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and book amortization of discounts on debt securities.

6. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At September 30, 2003, there were no outstanding forward contracts.

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED) continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                            FOR THE SIX                 FOR THE YEAR
                                                           MONTHS ENDED                     ENDED
                                                        SEPTEMBER 30, 2003             MARCH 31, 2003
                                                     -------------------------   ---------------------------
                                                            (unaudited)
                                                       SHARES        AMOUNT        SHARES         AMOUNT
                                                     ----------   ------------   -----------   -------------
CLASS A SHARES
Sold...............................................     936,943   $  7,858,286     1,406,685   $  10,481,031
Redeemed...........................................    (756,458)    (6,267,165)   (1,546,053)    (11,358,871)
                                                     ----------   ------------   -----------   -------------
Net increase (decrease) - Class A..................     180,485      1,591,121      (139,368)       (877,840)
                                                     ----------   ------------   -----------   -------------
CLASS B SHARES
Sold...............................................   1,832,726     14,543,216     3,167,122      23,583,416
Redeemed...........................................  (6,450,813)   (49,734,545)  (28,455,606)   (212,108,258)
                                                     ----------   ------------   -----------   -------------
Net decrease - Class B.............................  (4,618,087)   (35,191,329)  (25,288,484)   (188,524,842)
                                                     ----------   ------------   -----------   -------------
CLASS C SHARES
Sold...............................................     315,695      2,530,160       424,496       3,102,414
Redeemed...........................................    (413,672)    (3,188,226)   (1,591,964)    (11,922,576)
                                                     ----------   ------------   -----------   -------------
Net decrease - Class C.............................     (97,977)      (658,066)   (1,167,468)     (8,820,162)
                                                     ----------   ------------   -----------   -------------
CLASS D SHARES
Sold...............................................     108,475        918,403       755,644       5,958,248
Redeemed...........................................    (393,397)    (3,206,533)   (2,379,057)    (16,985,541)
                                                     ----------   ------------   -----------   -------------
Net decrease - Class D.............................    (284,922)    (2,288,130)   (1,623,413)    (11,027,293)
                                                     ----------   ------------   -----------   -------------
Net decrease in Fund...............................  (4,820,501)  $(36,546,404)  (28,218,733)  $(209,250,137)
                                                     ==========   ============   ===========   =============

8. Litigation

Beginning October 25, 2002, purported class action complaints were filed in the United States District Court for the Southern District of New York against Morgan Stanley, the Fund, Morgan Stanley Investment Advisors Inc., and certain subsidiaries of Morgan Stanley alleging violations of federal securities laws in connection with the underwriting and management of the Fund. Plaintiffs allege in these cases that Morgan Stanley analysts issued overly optimistic stock recommendations to obtain investment banking business, and that the desire to obtain investment banking business influenced decision made by the Fund Manager. On August 29, 2003, the Court entered an Order approving the parties' stipulation to stay the case pending the decision of the U.S. Circuit Court of Appeals for the Second Circuit in an appeal from the dismissal of a similar case brought against another party by the same plaintiffs' law firm.

The Fund and Morgan Stanley believe these lawsuits have no merit. The ultimate outcome of these matters is not presently determinable and no provision has been made in the Fund's financial statements for the effect, if any, of such matters.

Morgan Stanley Information Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED) continued

9. Acquisition of Morgan Stanley Technology Fund

On October 6, 2003, the Fund acquired all the net assets of Technology Fund based on the respective valuations as of the close of business on October 3, 2003 pursuant to a Plan of Reorganization approved by the shareholders of Technology Fund on September 30, 2003. The acquisition was accomplished by a tax-free exchange of 2,031,354 Class A shares of the Fund at a net asset value of $9.58 per share for 7,513,659 Class A shares of Technology Fund; 23,335,652 Class B shares of the Fund at a net asset value of $9.08 per share for 83,750,085 Class B shares of Technology Fund; 3,616,872 Class C shares of the Fund at a net asset value of $9.08 per share for 13,032,221 Class C shares of Technology Fund; and 908,132 Class D shares of the Fund at a net asset value of $9.73 per share for 3,398,510 Class D shares of Technology Fund. The net assets of the Fund and Technology Fund immediately before the acquisition were $560,412,309 and $272,963,163, respectively, including unrealized appreciation of $26,322,101 for Technology Fund. Immediately after the acquisition, the combined net assets of the Fund amounted to $833,375,472.

Morgan Stanley Information Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                 FOR THE SIX                FOR THE YEAR ENDED MARCH 31,
                                                 MONTHS ENDED      -----------------------------------------------
                                              SEPTEMBER 30, 2003    2003      2002      2001       2000      1999
                                              ------------------   -------   -------   -------   --------   ------
                                                 (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period........        $ 6.68          $11.29    $14.69    $41.20     $19.23   $14.02
                                                    ------          ------    ------    ------     ------   ------

Income (loss) from investment operations:
    Net investment loss++...................         (0.05)          (0.05)     0.00     (0.08)     (0.27)   (0.11)
    Net realized and unrealized gain
    (loss)..................................          2.37           (4.56)    (3.40)   (21.28)     26.41     7.04
                                                    ------          ------    ------    ------     ------   ------

Total income (loss) from investment
 operations.................................          2.32           (4.61)    (3.40)   (21.36)     26.14     6.93
                                                    ------          ------    ------    ------     ------   ------

Less distributions from:
    Net realized gain.......................            --              --        --     (5.14)     (4.17)   (1.72)
    Paid-in-capital.........................            --              --        --     (0.01)        --       --
                                                    ------          ------    ------    ------     ------   ------

Total distributions.........................            --              --        --     (5.15)     (4.17)   (1.72)
                                                    ------          ------    ------    ------     ------   ------

Net asset value, end of period..............        $ 9.00          $ 6.68    $11.29    $14.69     $41.20   $19.23
                                                    ======          ======    ======    ======     ======   ======

Total Return+...............................         34.73 %(1)     (40.83)%  (23.15)%  (58.71)%   155.88%   54.33%

Ratios to Average Net Assets(3):
Expenses....................................          1.67 %(2)       1.55%     1.32%     1.07%      1.13%    1.24%

Net investment loss.........................         (1.20)%(2)      (0.60)%    0.00%    (0.26)%    (0.82)%  (0.74)%

Supplemental Data:
Net assets, end of period, in thousands.....       $29,183         $20,434   $36,129   $48,873   $128,325   $5,253

Portfolio turnover rate.....................            63 %(1)         92%      144%      213%       282%     419%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

18
                       See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL HIGHLIGHTS continued

                                       FOR THE SIX                     FOR THE YEAR ENDED MARCH 31,
                                       MONTHS ENDED      --------------------------------------------------------
                                    SEPTEMBER 30, 2003     2003       2002        2001         2000        1999
                                    ------------------   --------   --------   ----------   ----------   --------
                                       (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of
 period...........................         $ 6.36          $10.84     $14.22       $40.37       $18.99     $13.94
                                           ------          ------     ------       ------       ------     ------

Income (loss) from investment
 operations:
    Net investment loss++.........          (0.08)          (0.11)     (0.10)       (0.29)       (0.37)     (0.22)
    Net realized and unrealized
    gain (loss)...................           2.26           (4.37)     (3.28)      (20.71)       25.92       6.99
                                           ------          ------     ------       ------       ------     ------

Total income (loss) from
 investment operations............           2.18           (4.48)     (3.38)      (21.00)       25.55       6.77
                                           ------          ------     ------       ------       ------     ------

Less distributions from:
    Net realized gain.............             --              --         --        (5.14)       (4.17)     (1.72)
    Paid-in-capital...............             --              --         --        (0.01)          --         --
                                           ------          ------     ------       ------       ------     ------

Total distributions...............             --              --         --        (5.15)       (4.17)     (1.72)
                                           ------          ------     ------       ------       ------     ------

Net asset value, end of period....         $ 8.54          $ 6.36     $10.84       $14.22       $40.37     $18.99
                                           ======          ======     ======       ======       ======     ======

Total Return+.....................          34.28 %(1)     (41.38)%   (23.70)%     (59.07)%     154.62%     53.44%

Ratios to Average Net Assets(3):
Expenses..........................           2.42 %(2)       2.40%      2.10%        1.84%        1.58%      1.95%

Net investment loss...............          (1.95)%(2)      (1.45)%    (0.78)%      (1.02)%      (1.27)%    (1.45)%

Supplemental Data:
Net assets, end of period, in
 thousands........................       $462,367        $373,470   $911,276   $1,540,834   $3,799,844   $580,994

Portfolio turnover rate...........             63 %(1)         92%       144%         213%         282%       419%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              19
                       See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL HIGHLIGHTS continued

                                             FOR THE SIX                  FOR THE YEAR ENDED MARCH 31,
                                             MONTHS ENDED      --------------------------------------------------
                                          SEPTEMBER 30, 2003     2003      2002       2001       2000      1999
                                          ------------------   --------   -------   --------   --------   -------
                                             (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period....        $ 6.36           $10.84    $14.17     $40.26     $18.98    $13.94
                                                ------           ------    ------     ------     ------    ------

Income (loss) from investment
 operations:
    Net investment loss++...............         (0.07)           (0.11)    (0.07)     (0.30)     (0.49)    (0.24)
    Net realized and unrealized gain
    (loss)..............................          2.25            (4.37)    (3.26)    (20.64)     25.94      7.00
                                                ------           ------    ------     ------     ------    ------

Total income (loss) from investment
 operations.............................          2.18            (4.48)    (3.33)    (20.94)     25.45      6.76
                                                ------           ------    ------     ------     ------    ------

Less distributions from:
    Net realized gain...................            --               --        --      (5.14)     (4.17)    (1.72)
    Paid-in-capital.....................            --               --        --      (0.01)        --        --
                                                ------           ------    ------     ------     ------    ------

Total distributions.....................            --               --        --      (5.15)     (4.17)    (1.72)
                                                ------           ------    ------     ------     ------    ------

Net asset value, end of period..........        $ 8.54           $ 6.36    $10.84     $14.17     $40.26    $18.98
                                                ======           ======    ======     ======     ======    ======

Total Return+...........................         34.28 %(1)      (41.33)%  (23.50)%   (59.08)%   154.10%    53.36%

Ratios to Average Net Assets(3):
Expenses................................          2.42 %(2)        2.40%     1.88%      1.89%      1.89%     2.01%

Net investment loss.....................         (1.95)%(2)       (1.45)%   (0.56)%    (1.07)%    (1.58)%   (1.51)%

Supplemental Data:
Net assets, end of period, in
 thousands..............................       $30,269          $23,150   $52,145    $87,942   $205,073   $11,890

Portfolio turnover rate.................            63 %(1)          92%      144%       213%       282%      419%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

20
                       See Notes to Financial Statements

Morgan Stanley Information Fund
FINANCIAL HIGHLIGHTS continued

                                                  FOR THE SIX                FOR THE YEAR ENDED MARCH 31,
                                                  MONTHS ENDED      ----------------------------------------------
                                               SEPTEMBER 30, 2003    2003      2002      2001      2000      1999
                                               ------------------   -------   -------   -------   -------   ------
                                                  (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period.........        $ 6.78         $ 11.45    $14.86    $41.57    $19.33   $14.03
                                                     ------         -------    ------    ------    ------   ------

Income (loss) from investment operations:
    Net investment income (loss)++...........         (0.04)          (0.04)     0.02     (0.01)    (0.18)   (0.08)
    Net realized and unrealized gain
    (loss)...................................          2.41           (4.63)    (3.43)   (21.55)    26.59     7.10
                                                     ------         -------    ------    ------    ------   ------

Total income (loss) from investment
 operations..................................          2.37           (4.67)    (3.41)   (21.56)    26.41     7.02
                                                     ------         -------    ------    ------    ------   ------

Less distributions from:
    Net realized gain........................            --              --        --     (5.14)    (4.17)   (1.72)
    Paid-in-capital..........................            --              --        --     (0.01)       --       --
                                                     ------         -------    ------    ------    ------   ------

Total distributions..........................            --              --        --     (5.15)    (4.17)   (1.72)
                                                     ------         -------    ------    ------    ------   ------

Net asset value, end of period...............        $ 9.15         $  6.78    $11.45    $14.86    $41.57   $19.33
                                                     ======         =======    ======    ======    ======   ======

Total Return+................................         34.96 %(1)     (40.79)%  (22.95)%  (58.66)%  156.56%   54.96%

Ratios to Average Net Assets(3):
Expenses.....................................          1.42 %(2)       1.40%     1.10%     0.89%     0.89%    1.01%

Net investment income (loss).................         (0.95)%(2)      (0.45)%    0.22%    (0.07)%   (0.58)%  (0.51)%

Supplemental Data:
Net assets, end of period, in thousands......        $4,599          $5,337   $27,603   $21,638   $17,994   $2,440

Portfolio turnover rate......................            63 %(1)         92%      144%      213%      282%     419%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              21
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

[MORGAN STANLEY FUNDS LOGO]

Morgan Stanley
Information Fund

Semiannual Report
September 30, 2003

[MORGAN STANLEY LOGO]

37929RPT-00-12704J03-OP-10/03

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Information Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2003

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Information Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 8, 2003
                                       3